SEGMENT INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operations and long-lived assets by geographical area
Total revenues	$ 17,419	$ 12,719	$ 16,680	$ 17,439	$ 21,203	$ 19,456	$ 18,318	$ 18,560	$ 64,257	$ 77,537	$ 75,447
Real estate and other fixed assets, net of accumulated depreciation	2,307				2,845				2,307	2,845	4,142
Flight equipment primarily under operating leases, net of accumulated depreciation	35,539				38,510				35,539	38,510	44,091
United States
Operations and long-lived assets by geographical area
Total revenues									40,234	40,993	34,986
Real estate and other fixed assets, net of accumulated depreciation	1,330				1,896				1,330	1,896	2,328
Flight equipment primarily under operating leases, net of accumulated depreciation	35,539				38,510				35,539	38,510	44,091
Asia
Operations and long-lived assets by geographical area
Total revenues									8,119	20,411	23,183
Real estate and other fixed assets, net of accumulated depreciation	591				557				591	557	1,189
Other Foreign
Operations and long-lived assets by geographical area
Total revenues									15,904	16,133	17,278
Real estate and other fixed assets, net of accumulated depreciation	$ 386				$ 392				$ 386	$ 392	$ 625